Finance Receivables - Components of Net Finance Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	$ 17,584	$ 7,233
Unearned finance charges and points and fees	(2,263)	(771)
Accrued finance charges	182	102
Deferred origination costs	56	45
Net finance receivables	15,559	6,609
Personal Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	15,353	4,493
Unearned finance charges and points and fees	(2,261)	(765)
Accrued finance charges	147	58
Deferred origination costs	56	45
Net finance receivables	13,295	3,831
Personal Loans | Consumer Loan Securitizations | Consolidated VIEs
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net finance receivables	11,400	1,900
SpringCastle Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	1,672	2,053
Unearned finance charges and points and fees	0	0
Accrued finance charges	31	38
Deferred origination costs	0	0
Net finance receivables	1,703	2,091
SpringCastle Portfolio | Consolidated VIEs
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net finance receivables	1,700	2,100
Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	534	635
Unearned finance charges and points and fees		(1)
Accrued finance charges	4	5
Net finance receivables	538	639
Retail Sales Finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	25	52
Unearned finance charges and points and fees	(2)	(5)
Accrued finance charges		1
Deferred origination costs	0	0
Net finance receivables	$ 23	$ 48